Income Taxes, Expense Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax expense reconciliation
Statutory federal income tax expense	$ 109,500,000		$ 84,400,000		$ 122,200,000
State income taxes, net of federal benefit	5,200,000	[1]	5,000,000	[1]	100,000	[1]
Effect of noncontrolling interests	(4,900,000)		(4,600,000)		(4,800,000)
Correction of deferred taxes	5,400,000	[2]
Other differences, net	(1,100,000)		(2,800,000)		400,000
Total income tax expense	$ 114,078,000		$ 81,958,000		$ 117,850,000

[1]	Net state income taxes include changes in the valuation allowance. These changes primarily relate to the ability to utilize state net operating losses as a result of state income tax law changes.
[2]	U.S. Cellular recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis of certain partnership investments for errors occurring prior to 2009.